Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 94,059,629
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		0.055
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		$ 25,556,792
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		0.016
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		$ (46,579,478)
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.071
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		$ (14,595,214)
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.051
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		$ 58,441,729
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.026
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		$ 6,924,979
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.017
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		$ (5,800,000)
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.037
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15		$ 0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17		$ 59,566,708
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18		0.024
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19		$ 59,566,708
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20		0.024
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 59,566,708
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.024
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	$ 44,164,863
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.003
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	$ (11,069,384)
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.040
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	$ 0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	$ 92,662,187
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.020
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 92,662,187
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.012